FINANCING AND FINANCIAL INSTRUMENTS - Risk management policy - Foreign Currency Sensitivity (Details) - Currency risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable percent	10.00%
Reasonably possible decrease in risk variable percent	10.00%
Reasonably possible increase in risk variable, impact on income	$ (104)	$ 132
Reasonably possible increase in risk variable, impact on equity	325	(422)
Reasonably possible decrease in risk variable, impact on income	113	(148)
Reasonably possible decrease in risk variable, impact on equity	$ (252)	$ 674